DERIVATIVES AND HEDGING ACTIVITES (Schedule of Net (Gains) Losses Reclassified from Accumulated Other Comprehensive Income (Loss) to Operating Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivatives not designated as hedging instruments:
Gain (loss) recognized in Consolidated Statements of Income
Total	711	$ (2,879)	$ 3,030
Financial expenses [Member] | SWAP [Member]
Derivatives not designated as hedging instruments:
Gain (loss) recognized in Consolidated Statements of Income	380	(2,487)	2,373
Foreign exchange options and forward contracts [Member]
Derivatives designated as hedging instruments:
Gain recognized in Statements of Comprehensive Income	173
Derivatives not designated as hedging instruments:
Gain recognized in Statements of Comprehensive Income
Total	173
Foreign exchange options and forward contracts [Member] | Operating expenses [Member]
Derivatives designated as hedging instruments:
Gain (loss) recognized in Consolidated Statements of Income	272	(206)	525
Foreign exchange options and forward contracts [Member] | Financial expenses [Member]
Derivatives not designated as hedging instruments:
Gain (loss) recognized in Consolidated Statements of Income	59	$ (186)	$ 132
SWAP [Member]
Derivatives not designated as hedging instruments:
Gain (loss) recognized in Consolidated Statements of Income